UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22714

Eaton Vance Series Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

July 31

Date of Fiscal Year End

January 31, 2022

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Emerging Markets Debt Opportunities Fund

Semiannual Report

January 31, 2022

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser is registered with the CFTC as a commodity pool operator with respect to its management of the Fund. As the commodity pool operator of the Fund, the adviser has claimed relief under the Commodity Exchange Act from certain reporting and recordkeeping requirements. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report January 31, 2022

Eaton Vance

Emerging Markets Debt Opportunities Fund

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2022

Performance1,2

Portfolio Manager(s) John R. Baur, Akbar Causer and Brian Shaw, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception

Class A at NAV	09/03/2015	02/04/2013	–0.99%	–0.49%	6.10%	3.93%
Class A with 4.75% Maximum Sales Charge	—	—	–5.68	–5.27	5.07	3.37
Class I at NAV	09/03/2015	02/04/2013	–0.74	–0.10	6.40	4.16
Class R6 at NAV	02/04/2013	02/04/2013	–0.84	–0.08	6.45	4.15

J. P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 Index	—	—	–4.21%	–4.95%	3.36%	1.62%

% Total Annual Operating Expense Ratios[3]				Class A	Class I	Class R6

				1.11%	0.86%	0.81%

Fund Profile

Asset Allocation (% of net assets)4

Foreign Currency Exposure (% of net assets)5

Egypt	9.1%

Ukraine	6.5

Hungary	4.9

Indonesia	4.0

Poland	3.9

Malaysia	2.5

Serbia	2.3

Uzbekistan	2.2

Russia	2.0

Czech Republic	2.0

Uganda	2.0

China	1.6

India	1.5

Zambia	1.4

Peru	1.2

Other	1.7	*

China	–1.6

Euro	–13.4

Total Long	49.0

Total Short	–15.2

Total Net	33.8

*	Includes amounts each less than 1.0% or –1.0%, as applicable.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2022

Endnotes and Additional Disclosures

[1]

J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 Index is a blended index comprised of 25% J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified, 25% J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI) Broad Diversified, and 50% J.P. Morgan Government Bond Index: Emerging Markets Global Diversified (JPM GBI-EM GD) (Unhedged). J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified is a market-cap weighted index that measures USD-denominated Brady Bonds, Eurobonds, and traded loans issued by sovereign entities. J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI) Broad Diversified is an unmanaged index of USD-denominated emerging market corporate bonds. J.P. Morgan Government Bond Index: Emerging Markets Global Diversified (JPM GBI-EM GD) (Unhedged) is an unmanaged index of local-currency bonds with maturities of more than one year issued by emerging markets governments. Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan’s prior written approval. Copyright 2022, J.P. Morgan Chase & Co. All rights reserved. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at net asset value (NAV) do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class A and Class I is linked to Class R6. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]	Source: Fund prospectus.

[4]	Other Net Assets represents other assets less liabilities and includes any investment type that represents less than 1% of net assets.

[5]

Currency exposures include all foreign exchange denominated assets, currency derivatives and commodities (including commodity derivatives). Total exposures may exceed 100% due to implicit leverage created by derivatives.

Fund profile subject to change due to active management.

3

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2022

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2021 – January 31, 2022).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (8/1/21)	Ending Account Value (1/31/22)	Expenses Paid During Period* (8/1/21 – 1/31/22)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$990.10	$5.47	1.09%
Class I	$1,000.00	$992.60	$4.27	0.85%
Class R6	$1,000.00	$991.60	$3.92	0.78%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.71	$5.55	1.09%
Class I	$1,000.00	$1,020.92	$4.33	0.85%
Class R6	$1,000.00	$1,021.27	$3.97	0.78%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2021.

4

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2022

Portfolio of Investments (Unaudited)

Convertible Bonds — 1.6%
Security	Principal Amount (000’s omitted)		Value

Bermuda — 1.2%

Liberty Latin America, Ltd., 2.00%, 7/15/24	USD	15,056	$14,510,220

Total Bermuda			$14,510,220

India — 0.4%

Indiabulls Housing Finance, Ltd., 4.50%, 9/28/26(1)	USD	4,965	$4,728,766

Total India			$4,728,766

Total Convertible Bonds (identified cost $14,877,153)			$19,238,986

Foreign Corporate Bonds — 24.5%
Security		Principal Amount (000’s omitted)	Value

Argentina — 1.9%

Generacion Mediterranea S.A./Central Termica Roca S.A., 15.00%, 5/5/23(2)(3)	USD	938	$930,468

IRSA Propiedades Comerciales S.A., 8.75%, 3/23/23(1)	USD	5,591	5,430,510

Telecom Argentina S.A., 8.50%, 8/6/25(1)	USD	3,876	3,736,987

Transportadora de Gas del Sur S.A., 6.75%, 5/2/25(1)	USD	3,977	3,602,824

YPF S.A.:

4.00% to 1/1/23, 2/12/26(2)(4)	USD	6,908	5,766,674

9.00% to 1/1/23, 2/12/26(1)(4)	USD	4,838	4,038,959

Total Argentina			$23,506,422

Armenia — 0.9%

Ardshinbank CJSC Via Dilijan Finance BV, 6.50%, 1/28/25(1)	USD	10,926	$10,680,165

Total Armenia			$10,680,165

Belarus — 0.6%

Eurotorg, LLC Via Bonitron DAC, 9.00%, 10/22/25(1)	USD	6,686	$6,786,290

Total Belarus			$6,786,290

Brazil — 4.6%

Braskem America Finance Co., 7.125%, 7/22/41(1)	USD	3,461	$4,172,339

Braskem Netherlands Finance BV, 5.875%, 1/31/50(1)	USD	9,192	10,030,862

Guara Norte S.a.r.l., 5.198%, 6/15/34(1)	USD	2,329	2,177,816

Security		Principal Amount (000’s omitted)	Value

Brazil (continued)

MC Brazil Downstream Trading S.a.r.l., 7.25%, 6/30/31(2)	USD	5,326	$5,115,490

MV24 Capital BV, 6.748%, 6/1/34(1)	USD	722	721,741

Natura Cosmeticos S.A., 4.125%, 5/3/28(1)	USD	9,757	9,513,075

Odebrecht Offshore Drilling Finance, Ltd.:

6.72%, 12/1/22(2)	USD	219	216,411

6.72%, 12/1/22(1)	USD	3,103	3,072,352

Oi Movel S.A., 8.75%, 7/30/26(1)	USD	9,352	9,480,590

Petrobras Global Finance BV, 6.90%, 3/19/49	USD	7,520	7,674,799

Vale S.A., 2.762%(5)(6)	BRL	55,335	5,250,279

Total Brazil			$57,425,754

Bulgaria — 0.4%

Eurohold Bulgaria AD, 6.50%, 12/7/22(1)	EUR	4,634	$5,154,391

Total Bulgaria			$5,154,391

China — 1.0%

KWG Group Holdings, Ltd., 7.875%, 9/1/23(1)	USD	2,017	$1,280,795

Shimao Group Holdings, Ltd., 5.60%, 7/15/26(1)	USD	3,700	1,720,500

Sunac China Holdings, Ltd.:

6.50%, 7/9/23(1)	USD	2,000	1,235,000

8.35%, 4/19/23(1)	USD	2,800	1,792,000

Times China Holdings, Ltd.:

5.55%, 6/4/24(1)	USD	8,252	4,068,236

6.75%, 7/16/23(1)	USD	3,803	1,968,053

Total China			$12,064,584

Colombia — 0.1%

Gran Tierra Energy International Holdings, Ltd.:

6.25%, 2/15/25(2)	USD	632	$584,761

6.25%, 2/15/25(1)	USD	1,243	1,150,092

Total Colombia			$1,734,853

El Salvador — 0.3%

AES El Salvador Trust II, 6.75%, 3/28/23(1)	USD	4,674	$4,149,250

Total El Salvador			$4,149,250

Georgia — 1.2%

Georgia Capital JSC:

6.125%, 3/9/24(2)	USD	324	$327,969

6.125%, 3/9/24(1)	USD	3,782	3,828,329

5	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2022

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Georgia (continued)

Silknet JSC:

8.375%, 1/31/27(1)	USD	4,670	$4,722,537

11.00%, 4/2/24(1)	USD	508	539,184

TBC Bank JSC, 8.894% to 11/6/26(1)(5)(7)	USD	4,741	4,782,484

Total Georgia			$14,200,503

Honduras — 0.5%

Inversiones Atlantida S.A., 7.50%, 5/19/26(1)	USD	6,190	$6,302,627

Total Honduras			$6,302,627

India — 0.7%

JSW Infrastructure, Ltd., 4.95%, 1/21/29(1)	USD	8,087	$8,040,184

Total India			$8,040,184

Indonesia — 0.6%

Alam Sutera Realty Tbk PT:

6.00%, (6.00% cash or 6.25% PIK), 5/2/24(8)	USD	962	$819,090

6.25%, (6.25% cash or 6.50% PIK), 11/2/25(1)(8)	USD	9,159	7,095,752

Total Indonesia			$7,914,842

Mexico — 2.6%

Alpha Capital, S.A.S. (Debtor-In-Possession Note), 10.00%, 2/5/22(2)(8)	USD	471	$446,354

Alpha Holding S.A. de CV:

9.00%, 2/10/25(1)(9)	USD	9,319	1,106,631

10.00%, 12/19/22(1)(9)	USD	5,835	751,315

Braskem Idesa SAPI, 7.45%, 11/15/29(1)	USD	11,342	11,654,189

Grupo Kaltex S.A. de CV, 8.875%, 4/11/22(1)	USD	7,809	7,564,539

Petroleos Mexicanos:

6.75%, 9/21/47	USD	12,775	10,980,623

7.19%, 9/12/24(2)	MXN	1,420	65,552

Total Mexico			$32,569,203

Moldova — 0.5%

Aragvi Finance International DAC, 8.45%, 4/29/26(1)	USD	5,608	$5,684,560

Total Moldova			$5,684,560

Nigeria — 1.1%

IHS Holding, Ltd., 5.625%, 11/29/26(1)	USD	4,685	$4,738,292

SEPLAT Petroleum Development Co. PLC, 7.75%, 4/1/26(1)	USD	8,706	8,716,882

Total Nigeria			$13,455,174

Security		Principal Amount (000’s omitted)	Value

Paraguay — 0.6%

Frigorifico Concepcion S.A., 7.70%, 7/21/28(2)	USD	7,960	$7,844,779

Total Paraguay			$7,844,779

Peru — 1.0%

PetroTal Corp., 12.00%, 2/16/24(1)(2)	USD	5,650	$5,932,500

Telefonica del Peru SAA, 7.375%, 4/10/27(1)	PEN	29,500	6,982,861

Total Peru			$12,915,361

Russia — 0.9%

Hacienda Investments, Ltd. Via DME Airport DAC, 5.35%, 2/8/28(1)	USD	3,242	$3,135,273

Tinkoff Bank JSC Via TCS Finance, Ltd., 6.00% to 12/20/26(1)(5)(7)	USD	9,139	8,348,477

Total Russia			$11,483,750

Saint Lucia — 0.4%

Digicel International Finance, Ltd./Digicel Holdings Bermuda, Ltd., 8.75%, 5/25/24(1)	USD	4,548	$4,666,748

Total Saint Lucia			$4,666,748

Singapore — 0.4%

TBLA International Pte Ltd., 7.00%, 1/24/23(1)	USD	5,094	$5,025,766

Total Singapore			$5,025,766

South Africa — 1.2%

Petra Diamonds US Treasury PLC, 10.50% PIK, 3/8/26(1)(8)	USD	14,610	$15,085,002

Total South Africa			$15,085,002

Turkey — 1.2%

Limak Iskenderun Uluslararasi Liman Isletmeciligi AS, 9.50%, 7/10/36(1)	USD	8,605	$8,480,572

Ulker Biskuvi Sanayi AS, 6.95%, 10/30/25(1)	USD	6,725	6,417,358

Total Turkey			$14,897,930

Ukraine — 0.4%

Metinvest BV:

5.625%, 6/17/25(1)	EUR	3,038	$3,031,805

8.50%, 4/23/26(1)	USD	2,094	1,868,686

Total Ukraine			$4,900,491

6	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2022

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

United Arab Emirates — 0.7%

Shelf Drilling Holdings, Ltd., 8.875%, 11/15/24(1)	USD	9,013	$9,225,842

Total United Arab Emirates			$9,225,842

Uzbekistan — 0.7%

Ipoteka-Bank ATIB, 16.00%, 4/16/24(1)	UZS	77,890,000	$7,257,741

Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV (FMO), 15.00%, 12/8/22(1)	UZS	10,000,000	926,759

Total Uzbekistan			$8,184,500

Total Foreign Corporate Bonds (identified cost $315,973,974)			$303,898,971

Loan Participation Notes — 1.4%
Security		Principal Amount (000’s omitted)	Value

Uzbekistan — 1.4%

Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/23(1)(3)(10)	UZS	93,585,000	$8,466,118

Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/26/23(1)(3)(10)	UZS	99,513,000	9,058,923

Total Uzbekistan			$17,525,041

Total Loan Participation Notes (identified cost $19,288,241)			$17,525,041

Senior Floating-Rate Loans — 1.1%(11)
Borrower/Description		Principal Amount (000’s omitted)	Value

Dominican Republic — 0.2%

Ingenieria Estrella, S.A. and Dominicana Cooperatief U.A., Term Loan, 5.251%, (6 mo. USD LIBOR + 5.00%), 11/29/24	USD	2,372	$2,330,255

Total Dominican Republic			$2,330,255

Mexico — 0.9%

Petroleos Mexicanos, Term Loan, 6/28/24(12)	USD	12,330	$11,898,450

Total Mexico			$11,898,450

Total Senior Floating-Rate Loans (identified cost $14,193,960)			$14,228,705

Sovereign Government Bonds — 39.2%
Security		Principal Amount (000’s omitted)	Value

Albania — 0.6%

Republic of Albania, 3.50%, 11/23/31(1)	EUR	6,871	$7,587,869

Total Albania			$7,587,869

Argentina — 0.7%

Argentina Bonar Bonds, 0.50% to 7/9/23, 7/9/30(4)	USD	2,400	$755,233

Republic of Argentina, 2.50% to 7/9/22, 7/9/41(4)	USD	21,488	7,711,920

Total Argentina			$8,467,153

Bahrain — 1.4%

Kingdom of Bahrain:

5.45%, 9/16/32(1)	USD	598	$565,851

6.00%, 9/19/44(1)	USD	3,084	2,696,440

6.25%, 1/25/51(1)	USD	10,412	9,208,425

7.50%, 9/20/47(1)	USD	4,424	4,316,342

Total Bahrain			$16,787,058

Barbados — 0.5%

Government of Barbados:

6.50%, 10/1/29(2)	USD	2,173	$2,178,132

6.50%, 10/1/29(1)	USD	3,973	4,002,294

Total Barbados			$6,180,426

Belarus — 0.2%

Republic of Belarus:

5.875%, 2/24/26(1)	USD	1,410	$1,184,160

6.875%, 2/28/23(1)	USD	1,000	950,770

Total Belarus			$2,134,930

Benin — 1.2%

Benin Government International Bond, 6.875%, 1/19/52(1)	EUR	13,780	$15,108,886

Total Benin			$15,108,886

Bosnia and Herzegovina — 0.0%(13)

Republic of Srpska:

1.50%, 10/30/23	BAM	97	$55,859

1.50%, 6/9/25	BAM	39	22,268

1.50%, 9/25/26	BAM	211	120,363

Total Bosnia and Herzegovina			$198,490

7	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2022

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

China — 1.6%

China Government Bond, 3.53%, 10/18/51	CNY	121,580	$19,969,207

Total China			$19,969,207

Costa Rica — 0.5%

Costa Rica Government International Bond, 9.66%, 9/30/26(1)	CRC	3,282,500	$5,993,671

Total Costa Rica			$5,993,671

Croatia — 0.9%

Croatia Government International Bond:

1.50%, 6/17/31(1)	EUR	805	$910,301

1.75%, 3/4/41(1)	EUR	9,184	10,170,792

Total Croatia			$11,081,093

Dominican Republic — 0.9%

Dominican Republic:

6.40%, 6/5/49(1)	USD	5,395	$5,402,553

6.85%, 1/27/45(1)	USD	5,100	5,369,790

8.00%, 1/15/27(1)	DOP	13,200	215,538

Total Dominican Republic			$10,987,881

Ecuador — 0.4%

Republic of Ecuador:

0.50% to 7/31/22, 7/31/40(1)(4)	USD	800	$413,663

0.50% to 7/31/22, 7/31/40(1)(4)	USD	182	92,043

0.50% to 7/31/22, 7/31/40(1)(4)	USD	2,265	1,170,788

0.50% to 7/31/22, 7/31/40(1)(4)	USD	1,538	776,844

0.50% to 7/31/22, 7/31/40(1)(4)	USD	410	207,097

0.50% to 7/31/22, 7/31/40(1)(4)	USD	3,451	1,742,836

0.50% to 7/31/22, 7/31/40(1)(4)	USD	1,640	848,056

Total Ecuador			$5,251,327

Egypt — 6.9%

Arab Republic of Egypt:

5.875%, 2/16/31(1)	USD	10,121	$8,580,382

7.50%, 2/16/61(1)	USD	13,881	10,816,006

Egypt Government Bond:

14.06%, 1/12/26	EGP	293,132	18,521,204

14.483%, 4/6/26	EGP	172,731	11,040,069

14.556%, 10/13/27	EGP	411,495	26,341,335

14.563%, 7/6/26	EGP	37,431	2,395,643

14.575%, 10/12/28	EGP	124,964	8,001,218

Total Egypt			$85,695,857

Security		Principal Amount (000’s omitted)	Value

Honduras — 1.0%

Republic of Honduras:

5.625%, 6/24/30(1)	USD	10,386	$10,178,280

6.25%, 1/19/27(1)	USD	1,759	1,763,415

Total Honduras			$11,941,695

Indonesia — 5.2%

Indonesia Government Bond:

6.50%, 2/15/31	IDR	655,017,000	$45,635,311

7.50%, 4/15/40	IDR	263,555,000	19,296,580

Total Indonesia			$64,931,891

Ivory Coast — 1.7%

Ivory Coast Government International Bond:

4.875%, 1/30/32(1)	EUR	6,372	$6,738,557

5.25%, 3/22/30(1)	EUR	2,220	2,502,315

6.625%, 3/22/48(1)	EUR	7,948	8,540,050

6.875%, 10/17/40(1)	EUR	2,759	3,133,075

Total Ivory Coast			$20,913,997

Kenya — 0.1%

Republic of Kenya, 7.25%, 2/28/28(1)	USD	1,738	$1,801,023

Total Kenya			$1,801,023

Lebanon — 0.2%

Lebanese Republic:

6.25%, 11/4/24(1)(9)	USD	894	$97,053

6.25%, 6/12/25(1)(9)	USD	143	15,697

6.40%, 5/26/23(9)	USD	880	96,219

6.65%, 4/22/24(1)(9)	USD	4,796	523,963

6.65%, 11/3/28(1)(9)	USD	8,115	885,184

6.75%, 11/29/27(1)(9)	USD	29	3,202

6.85%, 5/25/29(9)	USD	3,159	343,225

7.00%, 12/3/24(9)	USD	369	40,136

7.00%, 3/20/28(1)(9)	USD	1,314	134,442

7.05%, 11/2/35(1)(9)	USD	564	61,579

7.15%, 11/20/31(1)(9)	USD	226	23,086

8.20%, 5/17/33(9)	USD	77	7,822

8.25%, 5/17/34(9)	USD	65	6,629

Total Lebanon			$2,238,237

Mexico — 0.2%

Mexican Bonos, 8.50%, 5/31/29	MXN	47,000	$2,394,328

Total Mexico			$2,394,328

8	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2022

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Pakistan — 0.1%

Islamic Republic of Pakistan, 8.875%, 4/8/51(1)	USD	1,039	$970,613

Total Pakistan			$970,613

Romania — 1.8%

Romania Government International Bond:

2.625%, 12/2/40(1)	EUR	390	$365,308

3.375%, 1/28/50(1)	EUR	1,969	1,932,335

3.624%, 5/26/30(1)	EUR	1,190	1,392,962

4.625%, 4/3/49(1)	EUR	15,846	18,746,156

Total Romania			$22,436,761

Serbia — 2.2%

Serbia Treasury Bond, 4.50%, 8/20/32	RSD	2,743,130	$27,840,238

Total Serbia			$27,840,238

Seychelles — 0.0%(13)

Republic of Seychelles, 8.00%, 1/1/26(1)	USD	142	$152,373

Total Seychelles			$152,373

Suriname — 2.7%

Republic of Suriname:

9.25%, 10/26/26(1)(9)	USD	42,747	$32,669,395

12.875%, 12/30/23(1)(9)	USD	1,575	1,204,875

Total Suriname			$33,874,270

Turkey — 0.1%

Republic of Turkey, 5.125%, 3/25/22	USD	810	$814,142

Total Turkey			$814,142

Ukraine — 6.8%

Ukraine Government International Bond:

1.258%, GDP-Linked, 5/31/40(1)(14)	USD	12,047	$9,144,275

9.79%, 5/26/27	UAH	763,973	20,711,018

9.99%, 5/22/24	UAH	477,785	15,135,023

10.00%, 8/23/23	UAH	16,171	532,681

12.52%, 5/13/26	UAH	128,057	3,982,719

15.84%, 2/26/25	UAH	1,001,824	35,139,152

Total Ukraine			$84,644,868

Uzbekistan — 0.0%(13)

Republic of Uzbekistan, 14.50%, 11/25/23(1)	UZS	2,500,000	$237,925

Total Uzbekistan			$237,925

Security		Principal Amount (000’s omitted)	Value

Zambia — 1.3%

Zambia Government Bond:

11.00%, 1/25/26	ZMW	112,260	$4,666,874

11.00%, 9/20/26	ZMW	22,630	888,738

11.00%, 12/27/26	ZMW	35,500	1,361,280

12.00%, 3/22/28	ZMW	36,180	1,317,561

12.00%, 5/31/28	ZMW	11,640	417,964

13.00%, 1/25/31	ZMW	28,840	962,017

13.00%, 6/28/31	ZMW	27,870	915,057

13.00%, 9/20/31	ZMW	55,740	1,817,237

13.00%, 12/27/31	ZMW	94,590	3,056,082

14.00%, 12/5/31	ZMW	5,300	181,882

15.00%, 2/16/27	ZMW	20,870	924,009

Total Zambia			$16,508,701

Total Sovereign Government Bonds (identified cost $522,882,875)			$487,144,910

Sovereign Loans — 3.6%
Borrower		Principal Amount (000’s omitted)	Value

Ivory Coast — 0.1%

Republic of Ivory Coast, Term Loan, 5.75%, (3 mo. EURIBOR + 5.75%), 1/6/28(15)	EUR	1,050	$1,165,982

Total Ivory Coast			$1,165,982

Kenya — 0.2%

Government of Kenya, Term Loan, 6.616%, (6 mo. USD LIBOR + 6.45%), 6/29/25(15)	USD	1,978	$2,018,341

Total Kenya			$2,018,341

Macedonia — 0.0%(13)

Republic of Macedonia, Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), 12/16/22(15)(16)	EUR	200	$224,466

Total Macedonia			$224,466

Nigeria — 0.7%

Bank of Industry Limited, Term Loan, 6.119%, (3 mo. USD LIBOR + 6.00%), 12/14/23(15)(16)	USD	8,880	$9,013,295

Total Nigeria			$9,013,295

9	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2022

Portfolio of Investments (Unaudited) — continued

Borrower		Principal Amount (000’s omitted)	Value

Tanzania — 2.6%

Government of the United Republic of Tanzania:

Term Loan, 5.429%, (6 mo. USD LIBOR + 5.20%), 6/23/22(15)	USD	600	$608,439

Term Loan, 5.528%, (6 mo. USD LIBOR + 5.20%), 6/23/22(15)	USD	104	105,280

Term Loan, 6.454%, (3 mo. USD LIBOR + 6.30%), 4/28/31(15)	USD	31,265	31,128,403

Total Tanzania			$31,842,122

Total Sovereign Loans (identified cost $44,293,478)			$44,264,206

Short-Term Investments — 23.5%

Affiliated Fund — 14.6%
Description		Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.08%(17)		181,873,099	$181,854,912

Total Affiliated Fund (identified cost $181,855,424)			$181,854,912

Sovereign Government Securities — 4.8%
Security		Principal Amount (000’s omitted)	Value

Egypt — 2.8%

Egypt Treasury Bill:

0.00%, 2/15/22	EGP	78,550	$4,980,690

0.00%, 3/8/22	EGP	38,650	2,442,062

0.00%, 3/22/22	EGP	80,500	5,062,138

0.00%, 3/29/22	EGP	40,275	2,527,047

0.00%, 4/12/22	EGP	61,650	3,851,054

0.00%, 5/31/22	EGP	265,500	16,338,856

Total Egypt			$35,201,847

Uganda — 2.0%

Uganda Treasury Bill:

0.00%, 2/24/22	UGX	5,288,700	$1,502,517

0.00%, 3/10/22	UGX	8,000,500	2,274,104

0.00%, 3/24/22	UGX	13,215,100	3,747,204

0.00%, 4/7/22	UGX	10,999,300	3,111,974

0.00%, 4/21/22	UGX	2,830,000	798,752

0.00%, 5/5/22	UGX	5,173,400	1,455,428

Security		Principal Amount (000’s omitted)	Value

Uganda (continued)

Uganda Treasury Bill: (continued)

0.00%, 5/19/22	UGX	2,214,300	$619,310

0.00%, 6/3/22	UGX	9,498,200	2,652,102

0.00%, 6/16/22	UGX	9,466,600	2,633,174

0.00%, 6/23/22	UGX	2,225,300	617,675

0.00%, 7/7/22	UGX	13,454,200	3,720,760

0.00%, 7/21/22	UGX	4,664,600	1,282,158

Total Uganda			$24,415,158

Total Sovereign Government Securities (identified cost $58,723,608)			$59,617,005

U.S. Treasury Obligations — 4.1%
Security		Principal Amount (000’s omitted)	Value

U.S. Treasury Bill:

0.033%, 3/03/22		$215	$214,995

0.043%, 2/10/22(18)		50,235	50,234,651

Total U.S. Treasury Obligations (identified cost $50,449,461)			$50,449,646

Total Short-Term Investments (identified cost $291,028,493)			$291,921,563

Total Purchased Swaptions — 0.0%(13) (identified cost $196,003)			$3,352

Total Investments — 94.9% (identified cost $1,222,734,177)			$1,178,225,734

Other Assets, Less Liabilities — 5.1%			$63,710,394

Net Assets — 100.0%			$1,241,936,128

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2022, the aggregate value of these securities is $481,678,064 or 38.8% of the Fund’s net assets.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to

10	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2022

Portfolio of Investments (Unaudited) — continued

qualified institutional buyers). At January 31, 2022, the aggregate value of these securities is $29,409,090 or 2.4% of the Fund’s net assets.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 11).

(4)	Step coupon security. Interest rate represents the rate in effect at January 31, 2022.

(5)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(6)	Variable rate security whose coupon rate is linked to the issuer’s mining activity revenue. The coupon rate shown represents the rate in effect at January 31, 2022.

(7)	Security converts to variable rate after the indicated fixed-rate coupon period.

(8)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(9)	Issuer is in default with respect to interest payments.

(10)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.

(11)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(12)	This Senior Loan will settle after January 31, 2022, at which time the interest rate will be determined.

(13)	Amount is less than 0.05%.

(14)

Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.

(15)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2022.

(16)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(17)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2022.

(18)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Purchased Interest Rate Swaptions — 0.0%(13)

Description	Counterparty	Notional Amount		Expiration Date	Value

Option to enter into interest rate swap expiring 2/10/27 to pay 3-month ZAR-JIBAR and receive 5.88%	Goldman Sachs International	ZAR	61,060,000	2/10/22	$0

Option to enter into interest rate swap expiring 2/16/27 to pay 3-month ZAR-JIBAR and receive 6.18%	Bank of America, N.A.	ZAR	16,160,000	2/16/22	26

Option to enter into interest rate swap expiring 2/21/27 to pay 3-month ZAR-JIBAR and receive 6.47%	Bank of America, N.A.	ZAR	16,160,000	2/21/22	923

Option to enter into interest rate swap expiring 2/23/27 to pay 3-month ZAR-JIBAR and receive 6.54%	Bank of America, N.A.	ZAR	16,160,000	2/23/22	1,630

Option to enter into interest rate swap expiring 2/23/27 to pay 3-month ZAR-JIBAR and receive 6.47%	Goldman Sachs International	ZAR	12,390,000	2/23/22	773

Total					$3,352

Centrally Cleared Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

INR	475,000,000	USD	6,330,970	2/3/22	$33,848

USD	6,335,369	INR	475,000,000	2/3/22	(29,449)

RUB	800,000	USD	10,907	2/8/22	(576)

RUB	2,188,026	USD	29,962	2/8/22	(1,708)

11	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2022

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

RUB	155,000,000	USD	2,077,049	2/8/22	$(75,482)

RUB	167,100,000	USD	2,278,162	2/8/22	(120,343)

RUB	435,404,571	USD	5,962,363	2/8/22	(339,836)

USD	926,314	RUB	70,000,000	2/8/22	22,380

RUB	300,000	USD	4,087	2/9/22	(214)

RUB	468,798	USD	6,400	2/9/22	(348)

RUB	500,000	USD	6,831	2/9/22	(376)

RUB	600,000	USD	8,195	2/9/22	(449)

RUB	2,688,079	USD	36,644	2/9/22	(1,943)

RUB	56,600,000	USD	771,070	2/9/22	(40,404)

RUB	84,878,113	USD	1,158,684	2/9/22	(62,967)

RUB	101,900,000	USD	1,391,790	2/9/22	(76,333)

RUB	101,900,000	USD	1,392,139	2/9/22	(76,682)

RUB	116,000,000	USD	1,602,992	2/9/22	(105,513)

RUB	495,869,047	USD	6,759,747	2/9/22	(358,428)

INR	421,776,400	USD	5,625,936	2/10/22	22,263

INR	184,039,000	USD	2,454,672	2/10/22	9,878

INR	11,929,500	USD	159,113	2/10/22	640

RUB	1,302,000,000	USD	17,450,416	2/10/22	(647,776)

USD	554,832	RUB	41,308,343	2/17/22	22,903

IDR	32,759,700,000	USD	2,278,302	2/23/22	1,821

IDR	37,240,300,000	USD	2,596,590	2/23/22	(4,612)

IDR	9,226,649,115	USD	642,345	2/25/22	(93)

PEN	19,100,000	USD	4,968,783	2/28/22	(17,307)

USD	258,598	RUB	20,483,777	2/28/22	(4,269)

USD	561,603	RUB	44,467,160	2/28/22	(9,041)

USD	2,536,690	RUB	202,542,000	2/28/22	(62,519)

USD	11,233,800	RUB	896,990,840	2/28/22	(277,227)

MXN	48,750,465	USD	2,287,423	3/1/22	65,505

USD	1,374,349	MXN	29,290,667	3/1/22	(39,357)

USD	362,253	IDR	5,203,045,305	3/4/22	(50)

INR	301,200,000	USD	3,966,571	3/8/22	55,892

PEN	11,490,000	USD	2,979,254	3/9/22	(2,380)

USD	231,349	PEN	948,381	3/9/22	(14,361)

USD	7,019,097	PEN	28,773,735	3/9/22	(435,716)

COP	713,900,000	USD	180,791	3/14/22	(828)

COP	428,360,743	USD	108,817	3/14/22	(834)

RUB	400,000	USD	5,333	3/15/22	(219)

RUB	41,300,000	USD	551,037	3/15/22	(23,071)

RUB	43,000,000	USD	573,497	3/15/22	(23,799)

RUB	85,900,000	USD	1,145,226	3/15/22	(47,109)

RUB	105,080,000	USD	1,399,820	3/15/22	(56,512)

COP	7,757,739,257	USD	1,968,020	3/16/22	(12,877)

EUR	2,359,103	USD	2,668,091	3/16/22	(15,300)

12	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2022

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

EUR	3,369,623	USD	3,810,965	3/16/22	$(21,854)

EUR	7,292,981	USD	8,248,193	3/16/22	(47,299)

EUR	23,445,688	USD	26,516,530	3/16/22	(152,057)

EUR	62,952,101	USD	71,197,369	3/16/22	(408,275)

RUB	300,000	USD	4,002	3/16/22	(168)

RUB	400,000	USD	5,337	3/16/22	(225)

RUB	472,743	USD	6,301	3/16/22	(259)

RUB	500,000	USD	6,658	3/16/22	(267)

RUB	43,100,000	USD	574,927	3/16/22	(24,088)

RUB	51,300,000	USD	684,486	3/16/22	(28,847)

RUB	59,533,515	USD	793,519	3/16/22	(32,651)

RUB	100,200,000	USD	1,334,173	3/16/22	(53,567)

USD	5,774,373	COP	22,762,000,000	3/16/22	37,783

USD	1,079,020	COP	4,271,300,000	3/16/22	2,546

USD	886,500	COP	3,508,800,000	3/16/22	2,196

USD	826,586	COP	3,274,900,000	3/16/22	1,230

USD	97,420,739	EUR	86,138,580	3/16/22	558,651

USD	57,093,778	EUR	50,481,828	3/16/22	327,400

USD	36,281,680	EUR	32,079,950	3/16/22	208,054

USD	20,342,157	EUR	17,986,361	3/16/22	116,650

USD	10,652,240	EUR	9,418,619	3/16/22	61,084

USD	7,611,604	EUR	6,730,115	3/16/22	43,648

USD	6,365,121	EUR	5,627,985	3/16/22	36,500

USD	5,129,061	EUR	4,535,072	3/16/22	29,412

USD	1,534,597	EUR	1,356,877	3/16/22	8,800

USD	1,140,098	EUR	1,008,064	3/16/22	6,538

USD	752,916	EUR	665,722	3/16/22	4,318

USD	412,128	EUR	364,400	3/16/22	2,363

RUB	400,000	USD	5,326	3/17/22	(215)

RUB	400,000	USD	5,329	3/17/22	(218)

RUB	504,188	USD	6,722	3/17/22	(280)

RUB	85,900,000	USD	1,143,807	3/17/22	(46,233)

RUB	85,900,000	USD	1,144,465	3/17/22	(46,891)

RUB	90,508,042	USD	1,206,683	3/17/22	(50,231)

USD	14,106,993	RUB	1,123,516,223	3/28/22	(209,581)

PEN	9,490,000	USD	2,461,100	3/31/22	(5,998)

PEN	278,381	USD	69,709	4/11/22	2,246

PEN	180,000	USD	45,045	4/11/22	1,481

PEN	160,000	USD	40,020	4/11/22	1,336

PEN	150,000	USD	37,505	4/11/22	1,267

RUB	1,633,951	USD	21,344	4/14/22	(621)

RUB	134,300,000	USD	1,717,004	4/14/22	(13,631)

RUB	86,400,000	USD	1,128,845	4/14/22	(33,004)

RUB	301,374,455	USD	3,936,885	4/14/22	(114,449)

13	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2022

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

IDR	473,974,275,844	USD	32,896,604	4/18/22	$(24,131)

USD	43,770,783	IDR	630,649,439,610	4/18/22	32,108

USD	7,819,689	IDR	112,666,080,344	4/18/22	5,736

MXN	13,863,625	USD	665,970	4/21/22	(3,132)

USD	87,732	MXN	1,826,326	4/21/22	413

CLP	3,822,000,000	USD	4,704,811	4/27/22	11,109

CLP	595,900,000	USD	736,486	4/27/22	(1,212)

CLP	606,000,000	USD	749,785	4/27/22	(2,049)

PEN	2,800,000	USD	724,544	4/27/22	(1,824)

PEN	12,900,000	USD	3,336,955	4/28/22	(7,573)

INR	475,000,000	USD	6,258,152	5/2/22	34,072

BRL	8,100,000	USD	1,451,837	5/3/22	37,682

BRL	8,100,000	USD	1,452,652	5/3/22	36,867

BRL	8,940,000	USD	1,609,941	5/3/22	34,047

BRL	5,000,000	USD	898,014	5/3/22	21,442

					$(2,415,029)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	1,640,055	PLN	7,600,000	Standard Chartered Bank	2/4/22	$—	$(19,618)

EUR	526,621	USD	595,993	Bank of America, N.A.	2/4/22	—	(4,338)

EUR	709,281	USD	802,716	Bank of America, N.A.	2/4/22	—	(5,842)

EUR	738,257	USD	835,509	Bank of America, N.A.	2/4/22	—	(6,081)

PLN	7,600,000	EUR	1,623,255	Citibank, N.A.	2/4/22	38,494	—

PLN	6,500,000	EUR	1,409,224	Standard Chartered Bank	2/4/22	9,426	—

EGP	89,980,000	USD	5,580,155	Goldman Sachs International	2/8/22	138,265	—

KES	30,679,000	USD	259,771	Standard Chartered Bank	2/8/22	10,000	—

USD	270,062	KES	30,679,000	Standard Chartered Bank	2/8/22	291	—

MYR	5,700,000	USD	1,357,143	Goldman Sachs International	2/9/22	4,975	—

MYR	21,084,580	USD	5,060,502	Goldman Sachs International	2/9/22	—	(21,962)

EUR	2,362,820	HUF	840,000,000	Standard Chartered Bank	2/14/22	3,798	—

HUF	331,000,000	EUR	907,589	Bank of America, N.A.	2/14/22	24,882	—

HUF	252,000,000	EUR	691,125	Bank of America, N.A.	2/14/22	18,774	—

HUF	2,365,000,000	EUR	6,496,432	Citibank, N.A.	2/14/22	164,644	—

HUF	1,089,100,000	EUR	2,991,655	Citibank, N.A.	2/14/22	75,820	—

HUF	316,600,000	EUR	870,704	Citibank, N.A.	2/14/22	20,879	—

HUF	253,300,000	EUR	696,680	Citibank, N.A.	2/14/22	16,635	—

HUF	2,239,000,000	EUR	6,136,600	Standard Chartered Bank	2/14/22	171,291	—

HUF	700,000,000	EUR	1,881,963	Standard Chartered Bank	2/14/22	94,660	—

HUF	331,000,000	EUR	908,476	Standard Chartered Bank	2/14/22	23,886	—

USD	982,304	ZAR	15,600,000	Standard Chartered Bank	2/15/22	—	(30,855)

14	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2022

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

ZAR	36,700,000	USD	2,390,242	UBS AG	2/15/22	$—	$(6,721)

CZK	138,600,000	EUR	5,449,988	Standard Chartered Bank	2/18/22	263,302	—

CZK	132,600,000	EUR	5,216,356	Standard Chartered Bank	2/18/22	249,321	—

CZK	46,500,000	EUR	1,830,024	Standard Chartered Bank	2/18/22	86,578	—

CZK	38,900,000	EUR	1,529,511	Standard Chartered Bank	2/18/22	74,016	—

CZK	23,700,000	EUR	932,203	Standard Chartered Bank	2/18/22	44,710	—

EUR	440,277	CZK	11,000,000	UBS AG	2/18/22	—	(12,201)

CZK	65,000,000	EUR	2,559,451	Standard Chartered Bank	2/22/22	117,931	—

CZK	46,200,000	EUR	1,818,329	Standard Chartered Bank	2/22/22	84,777	—

CZK	38,500,000	EUR	1,515,083	Standard Chartered Bank	2/22/22	70,863	—

CZK	22,000,000	EUR	866,276	Standard Chartered Bank	2/22/22	39,915	—

MXN	9,500,000	USD	450,965	Bank of America, N.A.	2/22/22	8,081	—

MXN	3,400,000	USD	161,398	Bank of America, N.A.	2/22/22	2,892	—

MXN	14,700,000	USD	695,551	Standard Chartered Bank	2/22/22	14,763	—

MXN	5,434,912	USD	257,160	Standard Chartered Bank	2/22/22	5,458	—

MXN	7,200,000	USD	341,705	UBS AG	2/22/22	6,204	—

MXN	2,600,000	USD	123,393	UBS AG	2/22/22	2,240	—

USD	1,789,888	MXN	38,000,000	UBS AG	2/22/22	—	(46,298)

HUF	13,002,993	EUR	34,885	BNP Paribas	2/23/22	1,796	—

HUF	10,700,000	EUR	28,692	BNP Paribas	2/23/22	1,494	—

HUF	8,900,000	EUR	23,897	HSBC Bank USA, N.A.	2/23/22	1,207	—

HUF	8,900,000	EUR	23,906	HSBC Bank USA, N.A.	2/23/22	1,197	—

HUF	5,900,000	EUR	15,840	HSBC Bank USA, N.A.	2/23/22	802	—

HUF	29,500,000	EUR	79,143	Standard Chartered Bank	2/23/22	4,075	—

HUF	5,800,000	EUR	15,591	UBS AG	2/23/22	767	—

KES	33,620,000	USD	288,089	ICBC Standard Bank plc	2/23/22	6,638	—

KES	16,826,000	USD	144,058	ICBC Standard Bank plc	2/23/22	3,445	—

IDR	114,528,840,885	USD	7,974,513	Standard Chartered Bank	2/25/22	—	(2,336)

MYR	58,950,000	USD	13,920,374	Barclays Bank PLC	2/28/22	177,534	—

MYR	2,313,126	USD	546,218	Barclays Bank PLC	2/28/22	6,966	—

HUF	799,896,273	EUR	2,151,292	Bank of America, N.A.	3/1/22	102,671	—

HUF	442,027,837	EUR	1,186,037	Bank of America, N.A.	3/1/22	59,862	—

HUF	789,300,000	EUR	2,119,070	HSBC Bank USA, N.A.	3/1/22	105,496	—

HUF	1,197,938,404	EUR	3,214,648	Standard Chartered Bank	3/1/22	161,814	—

EGP	14,350,000	USD	886,623	Goldman Sachs International	3/2/22	20,044	—

EGP	14,320,000	USD	886,413	Goldman Sachs International	3/2/22	18,359	—

HUF	1,249,000,000	EUR	3,357,502	Bank of America, N.A.	3/2/22	161,674	—

HUF	719,320,000	EUR	1,935,949	Bank of America, N.A.	3/2/22	90,516	—

HUF	618,500,000	EUR	1,664,099	Bank of America, N.A.	3/2/22	78,400	—

HUF	309,300,000	EUR	832,097	Citibank, N.A.	3/2/22	39,304	—

KES	30,470,000	USD	259,761	Standard Chartered Bank	3/2/22	6,967	—

USD	267,633	KES	30,470,000	Standard Chartered Bank	3/2/22	905	—

KES	30,400,000	USD	259,718	Standard Chartered Bank	3/4/22	6,277	—

USD	11,132,859	IDR	160,397,954,695	Standard Chartered Bank	3/4/22	—	(36,137)

USD	266,550	KES	30,400,000	Standard Chartered Bank	3/4/22	555	—

15	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2022

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

MYR	9,300,000	USD	2,188,235	Goldman Sachs International	3/7/22	$36,132	$—

MYR	8,779,000	USD	2,086,016	Goldman Sachs International	3/7/22	13,738	—

MYR	9,000,000	USD	2,143,878	Goldman Sachs International	3/7/22	8,735	—

USD	705,882	MYR	3,000,000	Goldman Sachs International	3/7/22	—	(11,655)

KES	30,780,000	USD	263,685	Standard Chartered Bank	3/8/22	5,392	—

USD	270,024	KES	30,780,000	Standard Chartered Bank	3/8/22	947	—

PLN	7,200,000	EUR	1,554,275	HSBC Bank USA, N.A.	3/10/22	12,421	—

PLN	1,289,000	EUR	276,015	Citibank, N.A.	3/17/22	4,520	—

PLN	1,600,000	EUR	343,146	HSBC Bank USA, N.A.	3/17/22	5,006	—

PLN	1,000,000	EUR	214,268	HSBC Bank USA, N.A.	3/17/22	3,352	—

PLN	1,000,000	EUR	214,477	HSBC Bank USA, N.A.	3/17/22	3,118	—

PLN	6,800,000	EUR	1,458,445	Standard Chartered Bank	3/17/22	21,194	—

CNH	196,185	USD	30,801	Goldman Sachs International	3/21/22	—	(96)

USD	13,636	CNH	86,851	Goldman Sachs International	3/21/22	43	—

KES	21,400,000	USD	183,062	Standard Chartered Bank	4/1/22	3,009	—

USD	185,249	KES	21,400,000	Standard Chartered Bank	4/1/22	—	(822)

MYR	10,351,000	USD	2,473,653	Barclays Bank PLC	4/5/22	1,087	—

PLN	5,100,000	EUR	1,106,053	HSBC Bank USA, N.A.	4/11/22	—	(1,165)

PLN	3,400,000	EUR	737,499	Standard Chartered Bank	4/11/22	—	(923)

PLN	4,340,000	EUR	944,977	Standard Chartered Bank	4/11/22	—	(5,208)

PLN	31,700,000	EUR	6,873,970	Standard Chartered Bank	4/11/22	—	(6,217)

PLN	10,005,000	EUR	2,179,673	Standard Chartered Bank	4/11/22	—	(13,377)

PLN	62,800,000	EUR	13,627,585	Standard Chartered Bank	4/11/22	—	(23,290)

PLN	4,700,000	EUR	1,027,642	BNP Paribas	4/20/22	—	(11,654)

PLN	3,700,000	EUR	809,098	Goldman Sachs International	4/20/22	—	(9,291)

PLN	12,700,000	EUR	2,776,685	Standard Chartered Bank	4/20/22	—	(31,339)

PLN	35,500,000	EUR	7,762,340	Standard Chartered Bank	4/20/22	—	(88,435)

HUF	920,107,486	EUR	2,545,362	Standard Chartered Bank	4/25/22	18,663	—

HUF	118,620,000	EUR	328,001	Standard Chartered Bank	4/25/22	2,570	—

HUF	191,910,000	EUR	532,616	Standard Chartered Bank	4/25/22	1,956	—

HUF	830,310,000	EUR	2,313,827	Standard Chartered Bank	4/25/22	—	(2,158)

USD	20,250,015	CNH	128,878,302	UBS AG	4/25/22	120,506	—

HUF	2,020,054,641	EUR	5,561,184	Citibank, N.A.	4/27/22	69,819	—

HUF	2,105,745,359	EUR	5,794,675	Standard Chartered Bank	4/27/22	75,500	—

MYR	18,064,420	USD	4,298,085	Barclays Bank PLC	4/27/22	17,136	—

ZAR	80,570,000	USD	5,252,894	Standard Chartered Bank	4/28/22	—	(73,196)

UZS	6,110,141,000	USD	534,804	ICBC Standard Bank plc	5/6/22	15,356	—

KES	15,900,000	USD	140,484	Standard Chartered Bank	5/11/22	—	(3,522)

USD	136,130	KES	15,900,000	Standard Chartered Bank	5/11/22	—	(832)

KES	25,292,000	USD	222,347	ICBC Standard Bank plc	5/18/22	—	(4,805)

KES	45,200,000	USD	396,144	Standard Chartered Bank	5/20/22	—	(7,533)

USD	386,028	KES	45,200,000	Standard Chartered Bank	5/20/22	—	(2,583)

KES	45,925,000	USD	401,267	Standard Chartered Bank	6/6/22	—	(7,838)

USD	389,360	KES	45,925,000	Standard Chartered Bank	6/6/22	—	(4,069)

KES	22,740,000	USD	198,950	Goldman Sachs International	6/8/22	—	(4,224)

16	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2022

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

KES	45,890,000	USD	401,312	Standard Chartered Bank	6/8/22	$—	$(8,348)

USD	192,745	KES	22,740,000	Goldman Sachs International	6/8/22	—	(1,982)

USD	389,559	KES	45,890,000	Standard Chartered Bank	6/8/22	—	(3,405)

KES	38,000,000	USD	330,435	Bank of America, N.A.	6/10/22	—	(5,172)

KES	70,000,000	USD	599,315	Standard Chartered Bank	8/10/22	—	(7,572)

USD	586,216	KES	70,000,000	Standard Chartered Bank	8/10/22	—	(5,528)

						$3,386,736	$(538,628)

Non-deliverable Bond Forward Contracts*

Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)

2/15/22	COP	15,290,600	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	$3,873,210	$(132,406)

3/15/22	COP	31,658,050	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	8,019,193	13,721

3/17/22	COP	62,796,130	Republic of Colombia, 6.00%, 4/28/28	Bank of America, N.A.	15,906,674	922

3/17/22	COP	23,377,700	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	5,921,726	15,461

3/25/22	COP	13,830,700	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	3,503,407	(7,932)

3/29/22	COP	22,400,000	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	5,674,068	16,251

3/30/22	COP	31,658,050	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	8,019,193	21,588

3/30/22	COP	14,933,400	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	3,782,729	1,891

						$(70,504)

*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation

Interest Rate Futures

Euro-Bobl	(19)	Short	3/8/22	$(2,822,737)	$38,184

Euro-Bund	(210)	Short	3/8/22	(39,897,204)	1,103,787

Euro-Buxl	(152)	Short	3/8/22	(34,716,413)	2,134,361

U.S. 5-Year Treasury Note	(1,392)	Short	3/31/22	(165,930,750)	1,680,181

U.S. 10-Year Treasury Note	(763)	Short	3/22/22	(97,640,156)	678,956

U.S. Long Treasury Bond	(5)	Short	3/22/22	(778,125)	2,022

U.S. Ultra-Long Treasury Bond	(245)	Short	3/22/22	(46,289,688)	1,065,570

					$6,703,061

17	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2022

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps

Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

BRL	10,400	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	4.07% (pays upon termination)	1/2/23	$(135,746)	$—	$(135,746)

BRL	28,677	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	4.70% (pays upon termination)	1/2/23	(266,070)	—	(266,070)

BRL	39,152	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	5.15% (pays upon termination)	1/2/23	400,940	—	400,940

BRL	122,312	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.91% (pays upon termination)	1/2/23	(548,933)	—	(548,933)

COP	2,551,300	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.21% (pays quarterly)	11/26/25	56,536	—	56,536

COP	2,616,700	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.02% (pays quarterly)	11/26/25	62,506	—	62,506

COP	3,238,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.73% (pays quarterly)	11/26/25	56,298	—	56,298

COP	3,266,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.76% (pays quarterly)	11/26/25	85,604	—	85,604

COP	3,266,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.89% (pays quarterly)	11/26/25	81,743	—	81,743

COP	3,514,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.34% (pays quarterly)	11/26/25	73,437	—	73,437

COP	3,964,700	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.20% (pays quarterly)	11/26/25	88,037	—	88,037

COP	5,766,800	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.25% (pays quarterly)	11/26/25	125,432	—	125,432

COP	6,149,300	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.05% (pays quarterly)	11/26/25	144,788	—	144,788

COP	6,533,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.00% (pays quarterly)	11/26/25	156,949	—	156,949

COP	6,533,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.07% (pays quarterly)	11/26/25	152,791	—	152,791

COP	6,533,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.20% (pays quarterly)	11/26/25	145,069	—	145,069

COP	6,533,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.28% (pays quarterly)	11/26/25	140,317	—	140,317

18	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2022

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

COP	6,541,800	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.55% (pays quarterly)	11/26/25	$124,741	$—	$124,741

COP	7,036,300	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.16% (pays quarterly)	11/26/25	158,802	—	158,802

COP	8,375,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.11% (pays quarterly)	11/26/25	193,205	—	193,205

COP	11,139,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.53% (pays quarterly)	11/26/25	214,026	—	214,026

COP	11,139,200	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	5.68% (pays quarterly)	11/26/25	(97,450)	—	(97,450)

COP	13,613,700	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.78% (pays quarterly)	11/26/25	230,502	—	230,502

COP	32,427,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.38% (pays quarterly)	3/30/26	742,876	—	742,876

COP	65,491,400	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.38% (pays quarterly)	3/30/26	1,501,597	—	1,501,597

COP	19,292,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.48% (pays quarterly)	3/31/26	423,322	—	423,322

COP	20,652,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.56% (pays quarterly)	4/6/26	440,259	—	440,259

COP	9,785,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.15% (pays quarterly)	4/19/26	250,005	—	250,005

COP	4,129,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.83% (pays quarterly)	3/26/28	115,855	—	115,855

COP	5,780,900	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.82% (pays quarterly)	3/26/28	162,958	—	162,958

COP	6,462,800	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.82% (pays quarterly)	3/26/28	181,755	—	181,755

KRW	192,866,600	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	1.91% (pays quarterly)	10/11/23	(645,379)	—	(645,379)

KRW	257,133,400	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	1.91% (pays quarterly)	10/11/23	(856,870)	—	(856,870)

19	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2022

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

MXN	19,740	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.38% (pays monthly)	4/13/22	$(1,548)	$—	$(1,548)

MXN	40,800	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.35% (pays monthly)	4/13/22	(3,339)	—	(3,339)

MXN	19,740	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.25% (pays monthly)	4/14/22	(1,852)	—	(1,852)

MXN	61,687	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.29% (pays monthly)	4/14/22	(5,485)	—	(5,485)

MXN	12,863	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.16% (pays monthly)	4/15/22	(1,354)	—	(1,354)

MXN	19,740	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.20% (pays monthly)	4/15/22	(1,987)	—	(1,987)

MXN	19,740	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.14% (pays monthly)	4/18/22	(2,184)	—	(2,184)

MXN	132,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.23% (pays monthly)	1/6/23	(171,193)	—	(171,193)

MXN	22,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.69% (pays monthly)	8/30/23	(43,777)	—	(43,777)

MXN	67,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.64% (pays monthly)	9/22/23	(142,194)	—	(142,194)

MXN	100,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.63% (pays monthly)	10/13/23	(222,429)	—	(222,429)

MXN	90,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.59% (pays monthly)	11/29/23	(216,745)	—	(216,745)

MXN	113,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.41% (pays monthly)	12/21/23	(300,389)	—	(300,389)

MXN	64,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.45% (pays monthly)	1/3/24	61,442	—	61,442

MXN	63,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.38% (pays monthly)	1/18/24	53,611	(4)	53,607

MXN	68,044	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	6.79% (pays monthly)	3/7/24	43,230	—	43,230

MXN	244,837	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	6.76% (pays monthly)	3/7/24	162,718	—	162,718

MXN	66,900	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	7.35% (pays monthly)	3/14/24	7,144	—	7,144

MXN	30,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.75% (pays monthly)	4/1/24	9,279	373	9,652

MXN	46,163	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.63% (pays monthly)	5/23/24	9,776	—	9,776

MXN	48,837	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.64% (pays monthly)	5/23/24	10,735	—	10,735

MXN	21,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.80% (pays monthly)	9/10/24	(16,109)	—	(16,109)

MXN	40,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.65% (pays monthly)	11/15/24	(40,533)	1,010	(39,523)

MXN	40,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.58% (pays monthly)	1/1/25	(45,364)	—	(45,364)

20	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2022

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

MXN	85,900	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.63% (pays monthly)	1/9/25	$(320,301)	$—	$(320,301)

MXN	85,800	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.61% (pays monthly)	1/10/25	(321,324)	—	(321,324)

MXN	68,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.56% (pays monthly)	1/20/25	(260,545)	—	(260,545)

MXN	161,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.55% (pays monthly)	1/23/25	(619,177)	—	(619,177)

MXN	45,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.67% (pays monthly)	2/5/25	(168,867)	—	(168,867)

MXN	150,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.60% (pays monthly)	2/5/25	(577,650)	—	(577,650)

MXN	95,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.72% (pays monthly)	2/13/25	(352,000)	—	(352,000)

MXN	112,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.00% (pays monthly)	2/25/25	(377,154)	—	(377,154)

MXN	77,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.22% (pays monthly)	3/4/25	(236,980)	—	(236,980)

MXN	56,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.44% (pays monthly)	3/14/25	(156,425)	—	(156,425)

MXN	31,400	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.88% (pays monthly)	7/16/25	(123,422)	—	(123,422)

MXN	26,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.69% (pays monthly)	12/23/25	(120,912)	—	(120,912)

MXN	127,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.07% (pays monthly)	4/28/26	(319,970)	—	(319,970)

MXN	166,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.69% (pays monthly)	6/19/26	(233,438)	—	(233,438)

MXN	57,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.56% (pays monthly)	7/10/26	(96,077)	—	(96,077)

MXN	52,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.43% (pays monthly)	8/10/26	(101,735)	—	(101,735)

MXN	384,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.57% (pays monthly)	9/11/26	(647,995)	—	(647,995)

MXN	285,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.42% (pays monthly)	11/18/26	(15,906)	—	(15,906)

MXN	31,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.06% (pays monthly)	7/30/29	(38,270)	—	(38,270)

MXN	29,700	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	7.75% (pays monthly)	3/7/30	(22,366)	—	(22,366)

MYR	17,000	Pays	3-month MYR KLIBOR (pays quarterly)	2.96% (pays quarterly)	11/22/26	(24,298)	108	(24,190)

ZAR	36,590	Pays	3-month ZAR JIBAR (pays quarterly)	5.47% (pays quarterly)	2/24/26	(74,665)	103	(74,562)

ZAR	51,710	Pays	3-month ZAR JIBAR (pays quarterly)	5.41% (pays quarterly)	2/24/26	(113,144)	141	(113,003)

ZAR	51,870	Pays	3-month ZAR JIBAR (pays quarterly)	5.45% (pays quarterly)	2/24/26	(108,395)	145	(108,250)

21	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2022

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

ZAR	51,900	Pays	3-month ZAR JIBAR (pays quarterly)	5.51% (pays quarterly)	2/24/26	$(100,804)	$150	$(100,654)

ZAR	51,900	Pays	3-month ZAR JIBAR (pays quarterly)	5.41% (pays quarterly)	2/24/26	(113,559)	142	(113,417)

ZAR	68,900	Pays	3-month ZAR JIBAR (pays quarterly)	5.52% (pays quarterly)	2/24/26	(132,129)	200	(131,929)

ZAR	91,545	Pays	3-month ZAR JIBAR (pays quarterly)	5.82% (pays quarterly)	3/11/26	(116,593)	302	(116,291)

ZAR	103,650	Pays	3-month ZAR JIBAR (pays quarterly)	5.88% (pays quarterly)	3/11/26	(116,789)	351	(116,438)

ZAR	103,650	Pays	3-month ZAR JIBAR (pays quarterly)	5.82% (pays quarterly)	3/11/26	(132,010)	342	(131,668)

ZAR	41,843	Pays	3-month ZAR JIBAR (pays quarterly)	5.85% (pays quarterly)	5/28/26	(57,921)	158	(57,763)

ZAR	95,000	Pays	3-month ZAR JIBAR (pays quarterly)	5.85% (pays quarterly)	6/24/26	(148,241)	352	(147,889)

ZAR	79,900	Pays	3-month ZAR JIBAR (pays quarterly)	6.02% (pays quarterly)	7/15/26	(99,748)	312	(99,436)

ZAR	221,146	Pays	3-month ZAR JIBAR (pays quarterly)	5.77% (pays quarterly)	9/3/26	(424,765)	822	(423,943)

ZAR	223,320	Pays	3-month ZAR JIBAR (pays quarterly)	5.86% (pays quarterly)	9/15/26	(392,094)	861	(391,233)

ZAR	253,308	Pays	3-month ZAR JIBAR (pays quarterly)	5.87% (pays quarterly)	9/15/26	(436,559)	982	(435,577)

ZAR	177,000	Pays	3-month ZAR JIBAR (pays quarterly)	6.46% (pays quarterly)	10/6/26	(49,618)	846	(48,772)

ZAR	93,000	Pays	3-month ZAR JIBAR (pays quarterly)	6.53% (pays quarterly)	12/15/26	(14,797)	—	(14,797)

Total						$(4,665,288)	$7,696	$(4,657,592)

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Depreciation

Bank of America, N.A.	MXN	2,844	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.63% (pays monthly)	3/19/24	$(2,330)

Bank of America, N.A.	MYR	67,300	Pays	3-month MYR KLIBOR (pays quarterly)	2.50% (pays quarterly)	7/19/26	(399,971)

BNP Paribas	MYR	61,100	Pays	3-month MYR KLIBOR (pays quarterly)	2.52% (pays quarterly)	7/16/26	(354,595)

BNP Paribas	MYR	61,200	Pays	3-month MYR KLIBOR (pays quarterly)	2.52% (pays quarterly)	7/16/26	(355,175)

BNP Paribas	MYR	66,600	Pays	3-month MYR KLIBOR (pays quarterly)	2.70% (pays quarterly)	9/17/26	(277,618)

22	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2022

Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Depreciation

Goldman Sachs International	MYR	48,400	Pays	3-month MYR KLIBOR (pays quarterly)	2.52% (pays quarterly)	7/16/26	$(278,419)

Goldman Sachs International	MYR	14,800	Pays	3-month MYR KLIBOR (pays quarterly)	2.50% (pays quarterly)	7/19/26	(89,316)

Goldman Sachs International	MYR	11,000	Pays	3-month MYR KLIBOR (pays quarterly)	2.59% (pays quarterly)	8/24/26	(55,596)

Standard Chartered Bank	MYR	109,000	Pays	3-month MYR KLIBOR (pays quarterly)	2.53% (pays quarterly)	7/16/26	(615,886)

Standard Chartered Bank	MYR	48,200	Pays	3-month MYR KLIBOR (pays quarterly)	2.49% (pays quarterly)	7/19/26	(293,351)

Standard Chartered Bank	MYR	31,000	Pays	3-month MYR KLIBOR (pays quarterly)	2.91% (pays quarterly)	10/28/26	(71,433)

							$(2,793,690)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Brazil	$25,097	1.00% (pays quarterly)(1)	12/20/26	2.26%	$(1,399,961)	$1,614,785	$214,824

Turkey	8,821	1.00% (pays quarterly)(1)	12/20/26	5.30	1,537,078	(1,555,319)	(18,241)

Total	$33,918				$137,117	$59,466	$196,583

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Depreciation

Bahamas	Deutsche Bank AG	$600	1.00% (pays quarterly)(1)	6/20/22	7.12%	$(13,291)	$4,107	$(9,184)

Total		$600				$(13,291)	$4,107	$(9,184)

*

If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2022, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $34,518,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) on the notional amount of the credit default swap contract.

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront

23	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2022

Portfolio of Investments (Unaudited) — continued

payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Abbreviations:

EURIBOR	–	Euro Interbank Offered Rate

GDP	–	Gross Domestic Product

JIBAR	–	Johannesburg Interbank Average Rate

KLIBOR	–	Kuala Lumpur Interbank Offered Rate

LIBOR	–	London Interbank Offered Rate

PIK	–	Payment In Kind

Currency Abbreviations:

BAM	–	Bosnia-Herzegovina Convertible Mark

BRL	–	Brazilian Real

CLP	–	Chilean Peso

CNH	–	Yuan Renminbi Offshore

CNY	–	Yuan Renminbi

COP	–	Colombian Peso

CRC	–	Costa Rican Colon

CZK	–	Czech Koruna

DOP	–	Dominican Peso

EGP	–	Egyptian Pound

EUR	–	Euro

HUF	–	Hungarian Forint

IDR	–	Indonesian Rupiah

INR	–	Indian Rupee

KES	–	Kenyan Shilling

KRW	–	South Korean Won

MXN	–	Mexican Peso

MYR	–	Malaysian Ringgit

PEN	–	Peruvian Sol

PLN	–	Polish Zloty

RSD	–	Serbian Dinar

RUB	–	Russian Ruble

UAH	–	Ukrainian Hryvnia

UGX	–	Ugandan Shilling

USD	–	United States Dollar

UZS	–	Uzbekistani Som

ZAR	–	South African Rand

ZMW	–	Zambian Kwacha

24	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2022

Statement of Assets and Liabilities (Unaudited)

Assets	January 31, 2022

Unaffiliated investments, at value (identified cost, $1,040,878,753)	$996,370,822

Affiliated investment, at value (identified cost, $181,855,424)	181,854,912

Cash	232,592

Deposits for derivatives collateral —

Financial futures contracts	5,733,957

Centrally cleared derivatives	36,980,602

OTC derivatives	19,969

Foreign currency, at value (identified cost, $8,008,429)	7,906,616

Interest receivable	19,399,271

Dividends receivable from affiliated investment	20,653

Receivable for investments sold	8,000,893

Receivable for Fund shares sold	6,714,660

Receivable for variation margin on open financial futures contracts	646,955

Receivable for open forward foreign currency exchange contracts	3,386,736

Receivable for open non-deliverable bond forward contracts	69,834

Total assets	$1,267,338,472

Liabilities

Payable for investments purchased	$16,786,316

Payable for Fund shares redeemed	3,289,327

Payable for variation margin on open centrally cleared derivatives	528,411

Payable for open forward foreign currency exchange contracts	538,628

Payable for open swap contracts	2,802,874

Upfront receipts on open non-centrally cleared swap contracts	4,107

Payable for open non-deliverable bond forward contracts	140,338

Payable to affiliate:

Investment adviser and administration fee	655,084

Distribution and service fees	12,680

Accrued foreign capital gains taxes	46,390

Accrued expenses	598,189

Total liabilities	$25,402,344

Net Assets	$1,241,936,128

Sources of Net Assets

Common shares, $0.001 par value, 1,000,000,000 shares authorized (see Note 7), 146,829,575 shares issued and outstanding	$146,830

Additional paid-in capital	1,311,001,922

Accumulated loss	(69,212,624)

Total	$1,241,936,128

Class A Shares

Net Assets	$60,791,145

Shares Outstanding	7,202,525

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares outstanding)	$8.44

Maximum Offering Price Per Share

(100 ÷ 95.25 of net asset value per share)	$8.86

Class I Shares

Net Assets	$916,933,958

Shares Outstanding	108,314,598

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares outstanding)	$8.47

Class R6 Shares

Net Assets	$264,211,025

Shares Outstanding	31,312,452

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares outstanding)	$8.44

On sales of $50,000 or more, the offering price of Class A shares is reduced.

25	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2022

Statement of Operations (Unaudited)

Investment Income	Six Months Ended January 31, 2022

Interest (net of foreign taxes, $1,392,916)	$38,750,948

Dividends from affiliated investment	78,601

Total investment income	$38,829,549

Expenses

Investment adviser and administration fee	$3,850,507

Distribution and service fees

Class A	75,312

Directors’ fees and expenses	30,397

Custodian fee	475,580

Transfer and dividend disbursing agent fees	316,288

Legal and accounting services	95,110

Printing and postage	111,798

Registration fees	126,124

Miscellaneous	60,517

Total expenses	$5,141,633

Net investment income	$33,687,916

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions (net of foreign capital gains taxes of $191,205)	$(11,616,449)

Investment transactions — affiliated investment	(19,043)

Financial futures contracts	(4,054,500)

Swap contracts	461,722

Foreign currency transactions	(634,680)

Forward foreign currency exchange contracts	14,848,449

Non-deliverable bond forward contracts	(4,175,306)

Net realized loss	$(5,189,807)

Change in unrealized appreciation (depreciation) —

Investments (including net decrease in accrued foreign capital gains taxes of $88,070)	$(47,720,408)

Investments — affiliated investment	(959)

Financial futures contracts	17,391,114

Swap contracts	(5,586,727)

Foreign currency	(203,475)

Forward foreign currency exchange contracts	(3,399,884)

Non-deliverable bond forward contracts	(14,776)

Net change in unrealized appreciation (depreciation)	$(39,535,115)

Net realized and unrealized loss	$(44,724,922)

Net decrease in net assets from operations	$(11,037,006)

26	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2022

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended January 31, 2022 (Unaudited)	Year Ended July 31, 2021

From operations —

Net investment income	$33,687,916	$45,695,149

Net realized gain (loss)	(5,189,807)	5,238,004

Net change in unrealized appreciation (depreciation)	(39,535,115)	(4,728,496)

Net increase (decrease) in net assets from operations	$(11,037,006)	$46,204,657

Distributions to shareholders —

Class A	$(2,255,450)	$(2,223,535)

Class I	(33,628,213)	(32,320,260)

Class R6	(11,267,799)	(11,842,783)

Total distributions to shareholders	$(47,151,462)	$(46,386,578)

Tax return of capital to shareholders —

Class A	$—	$(471,892)

Class I	—	(7,343,618)

Class R6	—	(2,453,385)

Total tax return of capital to shareholders	$—	$(10,268,895)

Transactions in common shares —

Proceeds from sale of shares

Class A	$22,237,793	$44,754,058

Class I	377,767,411	772,306,283

Class R6	42,592,838	157,213,888

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	2,251,011	2,686,260

Class I	32,575,722	38,893,103

Class R6	11,250,193	14,296,168

Cost of shares redeemed

Class A	(16,600,023)	(9,987,883)

Class I	(280,161,397)	(191,468,970)

Class R6	(57,492,942)	(7,763,266)

Net increase in net assets from Fund share transactions	$134,420,606	$820,929,641

Net increase in net assets	$76,232,138	$810,478,825

Net Assets

At beginning of period	$1,165,703,990	$355,225,165

At end of period	$1,241,936,128	$1,165,703,990

27	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2022

Financial Highlights

	Class A
	Six Months Ended January 31, 2022 (Unaudited)		Year Ended July 31,
			2021	2020		2019		2018		2017

Net asset value — Beginning of period	$8.850		$8.660	$9.030		$9.010		$9.460		$9.400

Income (Loss) From Operations

Net investment income(1)	$0.231		$0.542	$0.563		$0.611		$0.675		$0.608

Net realized and unrealized gain (loss)	(0.315)		0.299	(0.198)		0.053		(0.399)		0.214

Total income (loss) from operations	$(0.084)		$0.841	$0.365		$0.664		$0.276		$0.822

Less Distributions

From net investment income	$(0.326)		$(0.545)	$(0.635)		$(0.356)		$(0.646)		$(0.762)

From net realized gain	—		(0.011)	—		—		—		—

Tax return of capital	—		(0.095)	(0.100)		(0.288)		(0.080)		—

Total distributions	$(0.326)		$(0.651)	$(0.735)		$(0.644)		$(0.726)		$(0.762)

Net asset value — End of period	$8.440		$8.850	$8.660		$9.030		$9.010		$9.460

Total Return(2)	(0.99	)%(3)	9.90%	4.19	%(4)	8.03	%(4)	2.82	%(4)	9.18	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$60,791		$55,838	$18,761		$9,724		$4,840		$330

Ratios (as a percentage of average daily net assets):

Expenses	1.09	%(5)	1.11%	1.15	%(4)	1.15	%(4)	1.15	%(4)	1.16	%(4)(6)

Net investment income	5.25	%(5)	6.03%	6.42%		7.01%		7.19%		6.46%

Portfolio Turnover	34	%(3)	87%	110%		85%		80%		70%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.13%, 0.18%, 0.29% and 0.34% of average daily net assets for the years ended July 31, 2020, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.

(5)	Annualized.

(6)	Includes interest expense of 0.01% for the year ended July 31, 2017.

28	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2022

Financial Highlights — continued

	Class I
	Six Months Ended January 31, 2022 (Unaudited)		Year Ended July 31,
			2021	2020		2019		2018		2017

Net asset value — Beginning of period	$8.870		$8.690	$9.060		$9.030		$9.490		$9.420

Income (Loss) From Operations

Net investment income(1)	$0.244		$0.565	$0.578		$0.648		$0.705		$0.649

Net realized and unrealized gain (loss)	(0.306)		0.291	(0.188)		0.051		(0.413)		0.204

Total income (loss) from operations	$(0.062)		$0.856	$0.390		$0.699		$0.292		$0.853

Less Distributions

From net investment income	$(0.338)		$(0.567)	$(0.656)		$(0.370)		$(0.669)		$(0.783)

From net realized gain	—		(0.011)	—		—		—		—

Tax return of capital	—		(0.098)	(0.104)		(0.299)		(0.083)		—

Total distributions	$(0.338)		$(0.676)	$(0.760)		$(0.669)		$(0.752)		$(0.783)

Net asset value — End of period	$8.470		$8.870	$8.690		$9.060		$9.030		$9.490

Total Return(2)	(0.74	)%(3)	10.05%	4.47	%(4)	8.42	%(4)	2.98	%(4)	9.51	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$916,934		$828,507	$217,227		$96,765		$38,756		$1,060

Ratios (as a percentage of average daily net assets):

Expenses	0.85	%(5)	0.86%	0.90	%(4)	0.90	%(4)	0.90	%(4)	0.91	%(4)(6)

Net investment income	5.52	%(5)	6.27%	6.60%		7.38%		7.48%		6.90%

Portfolio Turnover	34	%(3)	87%	110%		85%		80%		70%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.13%, 0.18%, 0.29% and 0.34% of average daily net assets for the years ended July 31, 2020, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.

(5)	Annualized.

(6)	Includes interest expense of 0.01% for the year ended July 31, 2017.

29	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2022

Financial Highlights — continued

	Class R6
	Six Months Ended January 31, 2022 (Unaudited)		Year Ended July 31,
			2021	2020		2019		2018		2017

Net asset value — Beginning of period	$8.840		$8.660	$9.030		$9.000		$9.460		$9.390

Income (Loss) From Operations

Net investment income(1)	$0.245		$0.569	$0.593		$0.634		$0.725		$0.625

Net realized and unrealized gain (loss)	(0.306)		0.289	(0.201)		0.067		(0.431)		0.230

Total income (loss) from operations	$(0.061)		$0.858	$0.392		$0.701		$0.294		$0.855

Less Distributions

From net investment income	$(0.339)		$(0.568)	$(0.658)		$(0.371)		$(0.670)		$(0.785)

From net realized gain	—		(0.011)	—		—		—		—

Tax return of capital	—		(0.099)	(0.104)		(0.300)		(0.084)		—

Total distributions	$(0.339)		$(0.678)	$(0.762)		$(0.671)		$(0.754)		$(0.785)

Net asset value — End of period	$8.440		$8.840	$8.660		$9.030		$9.000		$9.460

Total Return(2)	(0.84	)%(3)	10.23%	4.63	%(4)	8.36	%(4)	3.02	%(4)	9.57	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$264,211		$281,359	$119,237		$80,225		$74,277		$70,985

Ratios (as a percentage of average daily net assets):

Expenses	0.78	%(5)	0.81%	0.85	%(4)	0.85	%(4)	0.85	%(4)	0.86	%(4)(6)

Net investment income	5.57	%(5)	6.34%	6.76%		7.27%		7.64%		6.65%

Portfolio Turnover	34	%(3)	87%	110%		85%		80%		70%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.13%, 0.18%, 0.29% and 0.34% of average daily net assets for the years ended July 31, 2020, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.

(5)	Annualized.

(6)	Includes interest expense of 0.01% for the year ended July 31, 2017.

30	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2022

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Emerging Markets Debt Opportunities Fund (the Fund) is a non-diversified series of Eaton Vance Series Fund, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps, the pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

31

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2022

Notes to Financial Statements (Unaudited) — continued

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign interest and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates.

D  Federal and Other Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of January 31, 2022, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the accompanying Portfolio of Investments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — The Corporation’s Articles of Incorporation provide that no Director or officer of the Corporation shall be liable, to the fullest extent permitted by Maryland law and the 1940 Act, to the Corporation or to its shareholders for money damages. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange and Non-Deliverable Bond Forward Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Fund and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The Fund may also enter into non-deliverable bond forward contracts for the purchase or sale of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and, in the case of forward foreign currency exchange contracts, from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.

K  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance

32

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2022

Notes to Financial Statements (Unaudited) — continued

with the Fund’s policies on investment valuations discussed above. As the purchaser of an index option, the Fund has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. If an option which the Fund had purchased expires on the stipulated expiration date, the Fund will realize a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option on a security, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

L  Interest Rate Swaps — Pursuant to interest rate swap agreements, the Fund either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Fund makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, if any (which are amortized over the life of the swap contract), are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

M  Credit Default Swaps — When the Fund is the buyer of a credit default swap contract, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and received no proceeds from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 8 and 11. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

N  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Fund is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

O  Swaptions — A purchased swaption contract grants the Fund, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Fund purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Fund the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Fund writes a swaption, the premium received by the Fund is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Fund’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of

33

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2022

Notes to Financial Statements (Unaudited) — continued

unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

P  Interim Financial Statements — The interim financial statements relating to January 31, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. For the six months ended January 31, 2022, management estimates that a portion of distributions for the period will be a tax return of capital. The final determination of tax characteristics of the Fund’s distributions will occur at the end of the year and will be reported to the shareholders.

At July 31, 2021, the Fund had a late year ordinary loss of $12,676,363 which it has elected to defer to the following taxable year pursuant to income tax regulations. Late year ordinary losses represent certain specified losses realized in that portion of a taxable year after October 31 that are treated as ordinary for tax purposes plus ordinary losses attributable to that portion of a taxable year after December 31.

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at January 31, 2022, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,225,762,836

Gross unrealized appreciation	$17,881,594

Gross unrealized depreciation	(65,616,943)

Net unrealized depreciation	$(47,735,349)

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM, an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate as a percentage of average daily net assets as follows and is payable monthly:

Average Daily Net Assets	Annual Fee Rate

Up to $500 million	0.650%

$500 million but less than $1.0 billion	0.625%

$1.0 billion but less than $2.5 billion	0.600%

$2.5 billion but less than $5.0 billion	0.580%

$5.0 billion and over	0.565%

For the six months ended January 31, 2022, the investment adviser and administration fee amounted to $3,850,507 or 0.63% (annualized) of the Fund’s average daily net assets. The Fund may invest its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.15%, 0.90% and 0.85% of the Fund’s average daily net assets for Class A, Class I and Class R6, respectively. This agreement may be changed or terminated after November 30, 2022. Pursuant to this agreement, no operating expenses were allocated to EVM for the six months ended January 31, 2022.

34

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2022

Notes to Financial Statements (Unaudited) — continued

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended January 31, 2022, EVM earned $2,690 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $12,468 as its portion of the sales charge on sales of Class A shares for the six months ended January 31, 2022. EVD also received distribution and service fees from Class A shares (see Note 4).

Directors and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Directors of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Directors Deferred Compensation Plan. For the six months ended January 31, 2022, no significant amounts have been deferred. Certain officers and Directors of the Fund are officers of EVM.

4  Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended January 31, 2022 amounted to $75,312 for Class A shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended January 31, 2022, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including principal repayments on loans, aggregated $368,428,877 and $292,025,208, respectively, for the six months ended January 31, 2022.

7  Common Shares

The Corporation’s Articles of Incorporation permit the Directors to issue one billion full and fractional common shares of the Fund ($0.001 par value per share). The Corporation’s authorized shares are subdivided into 300 million shares for each of Class A, Class I and Class R6 and 100 million shares for Class C, which has not commenced operations. Transactions in Fund shares were as follows:

Class A	Six Months Ended January 31, 2022 (Unaudited)	Year Ended July 31, 2021

Sales	2,543,650	4,956,311

Issued to shareholders electing to receive payments of distributions in Fund shares	259,904	300,460

Redemptions	(1,912,372)	(1,111,690)

Net increase	891,182	4,145,081

Class I	Six Months Ended January 31, 2022 (Unaudited)	Year Ended July 31, 2021

Sales	43,267,836	85,193,381

Issued to shareholders electing to receive payments of distributions in Fund shares	3,751,637	4,332,993

Redemptions	(32,064,516)	(21,171,881)

Net increase	14,954,957	68,354,493

35

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2022

Notes to Financial Statements (Unaudited) — continued

Class R6	Six Months Ended January 31, 2022 (Unaudited)	Year Ended July 31, 2021

Sales	4,851,847	17,306,609

Issued to shareholders electing to receive payments of distributions in Fund shares	1,298,495	1,600,046

Redemptions	(6,648,938)	(868,171)

Net increase (decrease)	(498,596)	18,038,484

At January 31, 2022, Eaton Vance Short Duration Strategic Income Fund and donor advised funds (established and maintained by a public charity) managed by EVM owned in the aggregate 10.2% of the value of the outstanding shares of the Fund.

8  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, non-deliverable bond forward contracts, financial futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at January 31, 2022 is included in the Portfolio of Investments. At January 31, 2022, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Credit Risk: The Fund enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase or sale of securities.

Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts and currency options to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Fund utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and swaptions and total return swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The Fund enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At January 31, 2022, the fair value of derivatives with credit-related contingent features in a net liability position was $3,485,947. The aggregate fair value of assets pledged as collateral by the Fund for such liability was $5,665,030 at January 31, 2022.

The OTC derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments.

36

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2022

Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2022 was as follows:

	Fair Value
Statement of Assets and Liabilities Caption	Credit	Foreign Exchange	Interest Rate	Total

Unaffiliated investments, at value	$—	$—	$3,352	$3,352

Accumulated loss*	1,537,078	1,902,109	13,571,346	17,010,533

Receivable for open forward foreign currency exchange contracts	—	3,386,736	—	3,386,736

Receivable for open non-deliverable bond forward contracts	—	—	69,834	69,834

Total Asset Derivatives	$1,537,078	$5,288,845	$13,644,532	$20,470,455

Derivatives not subject to master netting or similar agreements	$1,537,078	$1,902,109	$13,571,346	$17,010,533

Total Asset Derivatives subject to master netting or similar agreements	$—	$3,386,736	$73,186	$3,459,922

	Credit	Foreign Exchange	Interest Rate	Total

Accumulated loss*	$(1,399,961)	$(4,317,138)	$(11,533,573)	$(17,250,672)

Payable for open forward foreign currency exchange contracts	—	(538,628)	—	(538,628)

Payable for open swap contracts; Upfront receipts on open non-centrally cleared swap contracts	(13,291)	—	(2,793,690)	(2,806,981)

Payable for open non-deliverable bond forward contracts	—	—	(140,338)	(140,338)

Total Liability Derivatives	$(1,413,252)	$(4,855,766)	$(14,467,601)	$(20,736,619)

Derivatives not subject to master netting or similar agreements	$(1,399,961)	$(4,317,138)	$(11,533,573)	$(17,250,672)

Total Liability Derivatives subject to master netting or similar agreements	$(13,291)	$(538,628)	$(2,934,028)	$(3,485,947)

*

Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts and centrally cleared derivatives, as applicable.

The Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets and pledged by the Fund for such liabilities as of January 31, 2022.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received

Bank of America, N.A.	$604,704	$(423,734)	$—	$—	$180,970	$—

Barclays Bank PLC	202,723	—	—	—	202,723	—

BNP Paribas	3,290	(3,290)	—	—	—	—

Citibank, N.A.	430,115	—	—	—	430,115	—

Goldman Sachs International	256,525	(256,525)	—	—	—	—

HSBC Bank USA, N.A.	132,600	(1,165)	(131,435)	—	—	—

ICBC Standard Bank plc	25,439	(4,805)	—	—	20,634	—

Standard Chartered Bank	1,674,809	(1,365,811)	—	—	308,998	—

UBS AG	129,717	(65,220)	—	—	64,497	—

	$3,459,922	$(2,120,550)	$(131,435)	$—	$1,207,937	$—

37

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2022

Notes to Financial Statements (Unaudited) — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged

Bank of America, N.A.	$(423,734)	$423,734	$—	$—	$—	$—

BNP Paribas	(999,042)	3,290	995,752	—		—

Citibank, N.A.	—	—	—	—	—	19,969

Deutsche Bank AG	(13,291)	—	—	—	(13,291)	—

Goldman Sachs International	(612,879)	256,525	281,998	—	(74,356)	—

HSBC Bank USA, N.A.	(1,165)	1,165	—	—	—	—

ICBC Standard Bank plc	(4,805)	4,805	—	—	—	—

Standard Chartered Bank	(1,365,811)	1,365,811	—	—	—	—

UBS AG.	(65,220)	65,220	—	—	—	—

	$(3,485,947)	$2,120,550	$1,277,750	$—	$(87,647)	$19,969

Total — Deposits for derivatives collateral — OTC derivatives						$19,969

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended January 31, 2022 was as follows:

Statement of Operations Caption	Credit	Foreign Exchange	Interest Rate	Total

Net realized gain (loss) —

Investment transactions	$—	$—	$(261,764)	$(261,764)

Financial futures contracts	—	—	(4,054,500)	(4,054,500)

Swap contracts	(191,894)	—	653,616	461,722

Forward foreign currency exchange contracts	—	14,848,449	—	14,848,449

Non-deliverable bond forward contracts	—	—	(4,175,306)	(4,175,306)

Total	$(191,894)	$14,848,449	$(7,837,954)	$6,818,601

Change in unrealized appreciation (depreciation) —

Investments	$—	$—	$79,514	$79,514

Financial futures contracts	—	—	17,391,114	17,391,114

Swap contracts	186,509	—	(5,773,236)	(5,586,727)

Forward foreign currency exchange contracts	—	(3,399,884)	—	(3,399,884)

Non-deliverable bond forward contracts	—	—	(14,776)	(14,776)

Total	$186,509	$(3,399,884)	$11,682,616	$8,469,241

38

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2022

Notes to Financial Statements (Unaudited) — continued

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended January 31, 2022, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Non-deliverable Bond Forward Contracts	Purchased Swaptions	Swap Contracts

$337,354,000	$855,603,000	$69,527,000	$17,629,000	$917,117,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended January 31, 2022.

10  Investments in Affiliated Funds

At January 31, 2022, the value of the Fund’s investment in affiliated funds was $181,854,912, which represents 14.6% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the six months ended January 31, 2022 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$138,923,923	$494,819,635	$(451,868,644)	$(19,043)	$(959)	$181,854,912	$78,601	181,873,099

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

39

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2022

Notes to Financial Statements (Unaudited) — continued

At January 31, 2022, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Convertible Bonds	$—	$19,238,986	$—	$19,238,986

Foreign Corporate Bonds	—	302,968,503	930,468	303,898,971

Loan Participation Notes	—	—	17,525,041	17,525,041

Senior Floating-Rate Loans	—	14,228,705	—	14,228,705

Sovereign Government Bonds	—	487,144,910	—	487,144,910

Sovereign Loans	—	44,264,206	—	44,264,206

Short-Term Investments —

Affiliated Fund	—	181,854,912	—	181,854,912

Sovereign Government Securities	—	59,617,005	—	59,617,005

U.S. Treasury Obligations	—	50,449,646	—	50,449,646

Purchased Interest Rate Swaptions	—	3,352	—	3,352

Total Investments	$—	$1,159,770,225	$18,455,509	$1,178,225,734

Forward Foreign Currency Exchange Contracts	$—	$5,288,845	$—	$5,288,845

Non-deliverable Bond Forward Contracts	—	69,834	—	69,834

Futures Contracts	6,703,061	—	—	6,703,061

Swap Contracts	—	8,405,363	—	8,405,363

Total	$6,703,061	$1,173,534,267	$18,455,509	$1,198,692,837

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(4,855,766)	$—	$(4,855,766)

Non-deliverable Bond Forward Contracts	—	(140,338)	—	(140,338)

Swap Contracts	—	(15,740,515)	—	(15,740,515)

Total	$—	$(20,736,619)	$—	$(20,736,619)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Foreign Corporate Bonds	Investments in Loan Participation Notes	Total

Balance as of July 31, 2021	$885,983	$18,605,918	$19,491,901

Realized gains (losses)	—	—	—

Change in net unrealized appreciation (depreciation)	269,485	(991,527)	(722,042)

Cost of purchases	—	—	—

Proceeds from sales, including return of capital	(225,000)	—	(225,000)

Accrued discount (premium)	—	(89,350)	(89,350)

Transfers to Level 3	—	—	—

Transfers from Level 3	—	—	—

Balance as of January 31, 2022	$930,468	$17,525,041	$18,455,509

Change in net unrealized appreciation (depreciation) on investments still held as of January 31, 2022	$269,485	$(991,527)	$(722,042)

40

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2022

Notes to Financial Statements (Unaudited) — continued

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of January 31, 2022:

Type of Investment	Fair Value as of January 31, 2022	Valuation Technique	Unobservable Inputs	Input	Impact to Valuation from an Increase to Input*

Foreign Corporate Bonds	$930,468	Matrix Pricing	Credit spread to U.S. Treasury	24.09%	Decrease

Loan Participation Notes	17,525,041	Matrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	6.65%	Decrease

*

Represents the directional change in the fair value of the Level 3 investments that would result in an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

12  Risks and Uncertainties

Risks Associated with Foreign Investments

Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.

Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.

Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to restructure defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.

LIBOR Transition Risk

Certain instruments held by the Fund may pay an interest rate based on the London Interbank Offered Rate (“LIBOR”), which is the average offered rate for various maturities of short-term loans between certain major international banks. LIBOR is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments (such as debt instruments and derivatives) and borrowing arrangements. The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing certain LIBOR settings on December 31, 2021, and is expected to cease publishing the remaining LIBOR settings on June 30, 2023. Although the transition process away from LIBOR is expected to be defined, there remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate or rates. The phase-out of LIBOR may result in, among other things, increased volatility or illiquidity in markets for instruments based on LIBOR and changes in the value of such instruments.

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in

41

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2022

Notes to Financial Statements (Unaudited) — continued

general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund’s performance, or the performance of the securities in which the Fund invests.

13  Subsequent Event

On February 24, 2022, Russia launched an invasion of Ukraine, following rising tensions over the buildup of Russian troops along the Ukrainian border and joint military exercises by Russia with Belarus. In response to the invasion, many countries, including the U.S., have imposed economic sanctions on Russian governmental institutions, Russian entities, and Russian individuals. The conflict and sanctions have had a negative impact on the Russian economy, on the Russian currency, and on investments having exposure to Russia, Belarus and Ukraine. The conflict could also have a significant effect on investments outside the region. The duration and extent of the military conflict with Russia and the related sanctions cannot be predicted at this time.

42

Eaton Vance

Emerging Markets Debt Opportunities Fund

January 31, 2022

Officers and Directors

Officers

Eric A. Stein

President

Deidre E. Walsh

Vice President

James F. Kirchner

Treasurer

Jill R. Damon

Secretary

Richard F. Froio

Chief Compliance Officer

Directors

George J. Gorman

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

Valerie A. Mosley

William H. Park

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

43

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎   investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

44

Eaton Vance Funds

Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎   buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

45

Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

46

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

14265    1.31.22

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Fund, Inc.

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	March 28, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 28, 2022

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	March 28, 2022